SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Segment Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$972,591	$851,451	$1,850,736	$1,675,680
Diversified Fresh Produce — EMEA	1,100,797	944,851	1,992,884	1,798,449
Diversified Fresh Produce — Americas & ROW	386,348	356,057	749,761	832,939
Total segment revenue	2,459,736	2,152,359	4,593,381	4,307,068
Intersegment revenue	(31,309)	(28,268)	(65,550)	(61,603)
Total consolidated revenue, net	$2,428,427	$2,124,091	$4,527,831	$4,245,465

Segment Adjusted EBITDA:[1]
Fresh Fruit	$72,756	$70,619	$136,087	$140,054
Diversified Fresh Produce – EMEA	48,984	42,695	76,644	68,654
Diversified Fresh Produce – Americas & ROW	15,378	12,107	29,209	26,812
Adjustments:
Income tax expense	(25,504)	(25,460)	(43,082)	(59,861)
Interest expense	(17,516)	(18,788)	(34,698)	(36,736)
Depreciation	(26,496)	(22,388)	(51,309)	(44,236)
Amortization of intangible assets	(1,737)	(1,886)	(3,468)	(4,159)
Mark to market (losses) gains	(17,153)	2,214	(23,069)	5,084
Gain (loss) on asset sales	8,737	—	11,178	(31)
Gain on disposal of businesses	48	1,995	409	75,945
Impairment of goodwill	—	—	—	(36,684)
Asset write-downs, net of insurance proceeds	3,617	(147)	3,617	1,699
Other items	(3,190)	73	(3,284)	27
Items in equity method earnings:
Dole’s share of depreciation	(1,793)	(1,491)	(3,460)	(3,471)
Dole’s share of amortization	(131)	(550)	(357)	(1,103)
Dole’s share of income tax expense	(2,263)	(1,694)	(3,430)	(2,261)
Dole’s share of interest expense	(917)	(911)	(1,708)	(1,861)
Dole’s share of gain on disposal of business interests	(4)	—	7,679	—
Dole’s share of other items	123	(341)	110	(338)
Income from continuing operations	52,939	56,047	97,068	127,534
Gain (loss) from discontinued operations, net of income taxes	(34,950)	32,018	(34,920)	25,967
Net income	$17,989	$88,065	$62,148	$153,501